Streaming Arrangement - Contract liability and gold delivered (Details) R in Millions	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 16, 2020 $ / oz	Jun. 30, 2021 ZAR (R) $ / oz oz	Jun. 30, 2021 ZAR (R) oz	Jun. 30, 2021 ZAR (R) oz	Jun. 30, 2020 ZAR (R)	Jun. 30, 2019 ZAR (R)	Oct. 01, 2020 oz
Disclosure of streaming arrangement [Line Items]
Streaming arrangements				R 71	R 0	R 0
Consideration from streaming contract				397	0	R 0
Current contract liabilities		R 396	R 396	396	0
Non-current contract liabilities		R 695	R 695	R 695	R 0
Franco Nevada
Disclosure of streaming arrangement [Line Items]
Balance of ounces to be delivered | oz		84,429	84,429	84,429			100,686
Gold ounces delivered | oz			16,257
Balance of ounces to be delivered | oz		84,429	84,429	84,429
Contract price receivable for each ounce of gold delivered | $ / oz	433	437
Streaming arrangements			R 71
Consideration from streaming contract			397
Contract liabilities at end of period		R 1,091	1,091	R 1,091
Current contract liabilities		396	396	396
Non-current contract liabilities		R 695	R 695	R 695